Note 14 - Legal Proceedings (Details Textual) - Pending Litigation [Member]	Nov. 11, 2025 USD ($)
Lawsuit Against Pooph Inc, Compensatory Damages for Unpaid Royalties [Member]
Loss Contingency, Damages Sought, Value	$ 1,667,292
Lawsuit Against Pooph Inc, Compensatory Damages for Unpaid Product Purchased [Member]
Loss Contingency, Damages Sought, Value	$ 2,154,110